Bank Indebtedness - Summary of Company's Bank Indebtedness Arising from Financing Activities (Detail) - Secured Asset Based Revolving Credit Facility [Member] - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Bank Indebtedness [Line Items]
Beginning balance	$ 90.1	$ 256.2
Revolving Credit Facility drawn	18.3	173.3
Repayment of Revolving Credit Facility	(105.1)	(318.4)
Foreign exchange	(3.2)	(21.0)
Ending balance	$ 0.1	$ 90.1